COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other financial liabilities
Other financial liabilities	$ 166,185,156	$ 158,398,928
Amounts payable for spot transactions pending settlement [member]
Other financial liabilities
Other financial liabilities	6,406,396	31,517,729
Collections and other operations on behalf of third parties [member]
Other financial liabilities
Other financial liabilities	146,764,952	119,981,019
Unpaid fees
Other financial liabilities
Other financial liabilities	152	26,295
Financial guarantee contracts [member]
Other financial liabilities
Other financial liabilities	146,997	91,626
Lease Liabilities
Other financial liabilities
Other financial liabilities	6,133,297	6,222,607
Others [member]
Other financial liabilities
Other financial liabilities	$ 6,733,362	$ 559,652